Provisions	6 Months Ended
Jun. 30, 2025
Provisions [abstract]
Provisions

Note 20. Provisions

Restructuring
At December 31, 2024	33,061
Charged to the consolidated statement of operations:
- Additional provisions recognized	2,054
- Unwinding of discount effect	303
- Reversal of non-utilized amounts	(1,636)
Amounts used during the year	(8,235)
Charged to other comprehensive loss:
- Exchange differences	1,902
At June 30, 2025	27,449
Non-current	9,317
Current	18,132

Restructuring

The restructuring provisions recorded in 2024 was principally related to decommissioning and other exit costs for the closure of the production facility in Singapore. The costs relating to the closure of the facility are expected to be paid throughout the coming 2 years. The Group also recorded provisions related to organizational restructuring. The main part of the organizational restructuring plan was drawn up and announced to the employees during 2024, with some additional parts being announced and recorded as expense during 2025.

During the six months ended June 30, 2025, the Group had $5.1 million in cash outflows relating to organizational restructuring and $3.1 million in cash outflows relating to the closure of the production facility in Singapore.